Share-based payments - Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Abstract]
Beginning balance | shares	392,850	392,850
Granted	1,072,445	0
Exercised	0	0
Forfeited	0	0
Ending balance | shares	1,465,295	392,850
Beginning balance, Weighted average	€ 0.01	€ 0.01
Granted , Weighted average	2.53	0
Exercised , Weighted average	0	0
Forfeited , Weighted average	0	0
Ending balance , Weighted average	€ 1.85	€ 0.01